Document and Entity Information Document	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	FRANKLIN TEMPLETON, INC.
Entity Central Index Key	0000038777
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09318
Entity Tax Identification Number	13-2670991
Entity Address, Address Line One	One Franklin Parkway
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	312-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	BEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false